Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Mar. 31, 2021 JPY (¥) Securities	Mar. 31, 2020 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 14,238,837	¥ 14,344,490
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	46,545	44,087
Available-for-sale debt securities, Fair value, 12 months or more	1,199,049	646,265
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	12,678	6,808
Available-for-sale debt securities, Fair value, Total	15,437,886	14,990,755
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 59,223	¥ 50,895
Available-for-sale debt securities, Number of securities | Securities	1,235	1,408
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 811,706
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		10,290
Held-to-maturity debt securities, Fair value, 12 months or more		1,754,352
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		21,444
Held-to-maturity debt securities, Fair value, Total		2,566,058
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 31,734
Held-to-maturity debt securities, Number of securities | Securities		398
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,098,437	¥ 11,781,600
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	31,055	30,961
Available-for-sale debt securities, Fair value, 12 months or more	429,235
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	9,823
Available-for-sale debt securities, Fair value, Total	12,527,672	11,781,600
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 40,878	¥ 30,961
Available-for-sale debt securities, Number of securities | Securities	286	202
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 870,007	¥ 935,540
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,584	2,202
Available-for-sale debt securities, Fair value, 12 months or more	276,172
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,231
Available-for-sale debt securities, Fair value, Total	1,146,179	935,540
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,815	¥ 2,202
Available-for-sale debt securities, Number of securities | Securities	405	340
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 429,204	¥ 564,620
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	11,768	5,481
Available-for-sale debt securities, Fair value, 12 months or more	50,478	114,407
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	13	547
Available-for-sale debt securities, Fair value, Total	479,682	679,027
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 11,781	¥ 6,028
Available-for-sale debt securities, Number of securities | Securities	71	153
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 55,746
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		689
Held-to-maturity debt securities, Fair value, 12 months or more
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more
Held-to-maturity debt securities, Fair value, Total		55,746
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 689
Held-to-maturity debt securities, Number of securities | Securities		9
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 96,582	¥ 522,941
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	166	1,191
Available-for-sale debt securities, Fair value, 12 months or more	229,518	25,228
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	235	14
Available-for-sale debt securities, Fair value, Total	326,100	548,169
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 401	¥ 1,205
Available-for-sale debt securities, Number of securities | Securities	120	154
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 378,351	¥ 114,057
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	577	530
Available-for-sale debt securities, Fair value, 12 months or more	139,214	388,064
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	474	3,801
Available-for-sale debt securities, Fair value, Total	517,565	502,121
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,051	¥ 4,331
Available-for-sale debt securities, Number of securities | Securities	218	402
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 108,478
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		1,033
Held-to-maturity debt securities, Fair value, 12 months or more		360,841
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		1,979
Held-to-maturity debt securities, Fair value, Total		469,319
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 3,012
Held-to-maturity debt securities, Number of securities | Securities		281
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 36,633	¥ 182,887
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	905	3,087
Available-for-sale debt securities, Fair value, 12 months or more	2,616	1,304
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	7	2
Available-for-sale debt securities, Fair value, Total	39,249	184,191
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 912	¥ 3,089
Available-for-sale debt securities, Number of securities | Securities	21	39
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 10,281
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		32
Held-to-maturity debt securities, Fair value, 12 months or more		133,791
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		285
Held-to-maturity debt securities, Fair value, Total		144,072
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 317
Held-to-maturity debt securities, Number of securities | Securities		31
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 190,795	¥ 189,775
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	394	503
Available-for-sale debt securities, Fair value, 12 months or more	49,428	86,605
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	256	620
Available-for-sale debt securities, Fair value, Total	240,223	276,380
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 650	¥ 1,123
Available-for-sale debt securities, Number of securities | Securities	89	94
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 637,201
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		8,536
Held-to-maturity debt securities, Fair value, 12 months or more		1,259,720
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		19,180
Held-to-maturity debt securities, Fair value, Total		1,896,921
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 27,716
Held-to-maturity debt securities, Number of securities | Securities		77
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 22,812	¥ 53,070
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	91	132
Available-for-sale debt securities, Fair value, 12 months or more	22,388	30,657
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	639	1,824
Available-for-sale debt securities, Fair value, Total	45,200	83,727
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 730	¥ 1,956
Available-for-sale debt securities, Number of securities | Securities	17	24
Commercial Paper [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 116,016
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	5
Available-for-sale debt securities, Fair value, 12 months or more	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0
Available-for-sale debt securities, Fair value, Total	116,016
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 5
Available-for-sale debt securities, Number of securities | Securities	8